Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000004445 | U.S. Treasury NotesFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000004445 | Uniform Mortgage-Backed Security, TBAFR_01F060618
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004445 | U.S. Treasury NotesFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004445 | Uniform Mortgage-Backed Security, TBAFR_01F022618
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004445 | U.S. Treasury NotesFR_91282CPE5
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004445 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004445 | U.S. Treasury Inflation-Indexed NotesFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004445 | Uniform Mortgage-Backed Security, TBAFR_01F020612
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004445 | U.S. Treasury BondsFR_912810TT5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004445 | U.S. Treasury BondsFR_912810SD1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004445 | AssetU.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000004445 | AssetAgency Mortgage Backed
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000004445 | AssetCorporate Notes
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000004445 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000004445 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000004445 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004445 | AssetMunicipal Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004449 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000004449 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000004449 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000004449 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004449 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004449 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004449 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004449 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004449 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004449 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004449 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000004449 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000004449 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000004449 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000004449 | IndustryExchange Traded & Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000004449 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004449 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004449 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000004449 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004449 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004440 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000004440 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000004440 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000004440 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004440 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004440 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004440 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004440 | UDR, Inc.FR_902653104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004440 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004440 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004440 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000004440 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000004440 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000004440 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000004440 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000004440 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004440 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004440 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004450 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000004450 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004450 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004450 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004450 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004450 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000004450 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004450 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004450 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004450 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004450 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000004450 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000004450 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000004450 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004450 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000004450 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004450 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004450 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004450 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004450 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004438 | MSA Safety, Inc.FR_553498106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004438 | Brink's Co.FR_109696104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004438 | Modine Manufacturing Co.FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004438 | Enerpac Tool Group Corp.FR_292765104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004438 | Repligen Corp.FR_759916109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004438 | CSW Industrials, Inc.FR_126402106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004438 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004438 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004438 | Darling Ingredients, Inc.FR_237266101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004438 | IDACORP, Inc.FR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004438 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000004438 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000004438 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000004438 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004438 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004438 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004438 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004438 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004438 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004438 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004439 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004439 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004439 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004439 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004439 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004439 | State Street SPDR Portfolio Aggregate Bond ETFFR_78464A649
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000004439 | State Street SPDR Portfolio TIPS ETFFR_78464A656
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004439 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004439 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004439 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004439 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004439 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000004439 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000004439 | AssetPreferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033161 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033161 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033161 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033161 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033161 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033161 | State Street SPDR Portfolio Aggregate Bond ETFFR_78464A649
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000033161 | State Street SPDR Portfolio TIPS ETFFR_78464A656
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033161 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033161 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033161 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033161 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033161 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000033161 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000033161 | AssetPreferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004441 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000004441 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000004441 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000004441 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004441 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004441 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004441 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004441 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000004441 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004441 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004441 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000004441 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000004441 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000004441 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000004441 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004441 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004441 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004441 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004441 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004441 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	2.40%